Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,912,522)	$ (1,753,322)	$ (2,658,087)	$ (2,025,947)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	56,811	222,452	314,626	125,572
Foreign currency transaction gain	(3,210)	(40,631)	42,395	(30,497)
Depreciation expense	1,345	1,503	1,993	1,993
Amortization of debt discounts	138,014	24,942	47,971	136,527
Amortization of right-of-use assets	16,029		3,678
Change in fair value of derivative liabilities	110,859	2,392	99,111	8,186
Gain on extinguishment of debt, net	(32,186)		17,503	(50,607)
Gain from settlement of debt, net				(49,319)
Gain from settlement of accounts payable	(17,499)
Stock option, stock warrants and restricted stock expense	2,408	62,154	72,513	82,872
Non-cash interest expense		2,250	2,250	16,500
Accretion of put premium	232,674	380,962	452,308	200,410
Changes in Assets and Liabilities:
GST receivable	(1,065)	2,120	1,660	(2,147)
Prepaid expenses and other assets	8,348	(8,405)	(8,620)
Accounts payable	27,953	(34,319)	18,870	178,311
Deferred rent				(3,695)
Employee benefit liability	177,198	23,816	29,907	33,134
Accrued expenses and other payables	236,034	43,285	65,017	152,861
Accrued interest	46,347	45,495	63,878	80,582
Operating lease liability	(14,816)		(3,277)
NET CASH USED IN OPERATING ACTIVITIES	(927,278)	(1,025,306)	(1,436,304)	(1,145,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	590,250	641,500	766,500	325,000
Repayments of convertible promissory notes				(43,000)
Proceeds from the sale of common stock	24,711		99,285
Collection of subscription receivable	23,758
Proceeds from the exercise of warrants	375,000	475,000	625,001	776,044
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,013,719	1,116,500	1,490,786	1,058,044
Effect of exchange rate changes on cash	2,733	40,436	(52,670)	22,468
NET INCREASE IN CASH	89,174	131,630	1,812	(64,752)
CASH AT BEGINNING OF PERIOD	4,067	2,255	2,255	67,007
CASH AT END OF PERIOD	93,241	133,885	4,067	2,255
Supplemental Disclosure of Cash Flow Information
Interest	1,544	1,485	2,392	13,621
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for offering cost applied against proceeds received		20,000	20,000
Subscription receivable			23,758
Reduction of put premium related to conversions of convertible notes	351,992	227,150	335,677	590,504
Conversion of convertible notes and accrued interest to common stock	823,206	414,630	635,303	1,142,205
Debt discounts related to derivative liability	93,668
Debt discounts related to common stock issued with a note payable	37,500
Warrant grant for settlement of accounts payable	5,551
Discounts related to derivative liability
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842			66,201
Reversal of common stock issuable and put premium due to cancellation of conversions of convertible debt and accrued interest				31,801
Accounts payable reclass to convertible notes				25,000
Common stock issued for accrued services		448,440	448,440
Deemed dividend upon alternate cashless exercise of warrants	$ 408,557	$ 445,631	$ 700,340	$ 391,749